Document and Entity Information	May 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Registrant Name	HMH Holding Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-43221
Entity Tax Identification Number	99-2746883
Entity Address Address Line 1	3300 North Sam Houston Parkway East
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77032
City Area Code	281
Local Phone Number	449-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	HMH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002021880